CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income	$ 1,954	$ 2,159	$ 1,667
Adjustments for noncash and nonoperating items:
Depreciation	3,155	3,154	2,994
Amortization	126	110	33
Asset impairments	0	0	60
(Income) loss from equity-method investments, net of cash distributions	0	(426)	109
Pretax gain on sale of investment in Clearwire Corporation	0	(64)	0
Deferred income taxes	363	562	638
Equity-based compensation expense	128	130	112
Excess tax benefit from equity-based compensation	(93)	(81)	(48)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Receivables	(23)	(63)	(25)
Accounts payable and other liabilities	157	(26)	202
Other changes	(14)	70	(54)
Cash provided by operating activities	5,753	5,525	5,688
INVESTING ACTIVITIES
Capital expenditures	(3,198)	(3,095)	(2,937)
Business acquisitions, net of cash acquired	(423)	(1,340)	(561)
Purchases of investments	(588)	(207)	(24)
Return of capital from investees	9	1,200	3
Proceeds from sale, maturity and collection of investments	726	104	5
Acquisition of intangible assets	(40)	(37)	(47)
Other investing activities	38	30	31
Cash used by investing activities	(3,476)	(3,345)	(3,530)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	0	2,258	3,227
Repayments of long-term debt	(1,500)	(2,100)	0
Repayments of long-term debt assumed in acquisitions	(138)	(1,730)	(44)
Debt issuance costs	0	(26)	(25)
Redemption of mandatorily redeemable preferred equity	(300)	0	0
Repurchases of common stock	(2,509)	(1,850)	(2,657)
Dividends paid	(758)	(700)	(642)
Proceeds from exercise of stock options	138	140	114
Excess tax benefit from equity-based compensation	93	81	48
Taxes paid in cash in lieu of shares issued for equity-based compensation	(68)	(45)	(29)
Acquisition of noncontrolling interest	0	(32)	0
Other financing activities	(14)	(49)	(20)
Cash used by financing activities	(5,056)	(4,053)	(28)
Increase (decrease) in cash and equivalents	(2,779)	(1,873)	2,130
Cash and equivalents at beginning of year	3,304	5,177	3,047
Cash and equivalents at end of year	$ 525	$ 3,304	$ 5,177